Nonparticipant-Directed Investments - Schedule of Net Assets Available for Benefits (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	$ 287,882,571	$ 260,298,017
EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	84,052,334	73,529,325
1st Source Corporation common stock
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	41,788,563	40,859,170
1st Source Corporation common stock | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	158	0
Mutual funds
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	237,967,325	211,497,190
Mutual funds | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	83,810,842	73,529,325
Money market funds
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	8,126,683	7,941,657
Money market funds | EBP, Nonparticipant-Directed
EBP, Nonparticipant-Directed Investment [Line Items]
Net assets	$ 241,334	$ 0